Shareholder Report, Average Annual Return (Details) 192305_FMI International Fund II - Currency Unhedged_Institutional Class_TSR SemiAnnual {Institutional Class}	6 Months Ended	12 Months Ended	60 Months Ended	75 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		6.39%	2.85%	3.71%
MSCI EAFE (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Index
Average Annual Return, Percent		21.27%	7.91%	8.16%
MSCI EAFE® (USD) Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® (USD) Value Index
Average Annual Return, Percent		30.05%	12.19%	10.44%